SHARE BASED PAYMENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands													1 Months Ended							12 Months Ended
	Jul. 10, 2016	Mar. 10, 2016	Feb. 12, 2016	May 12, 2015	May 12, 2015	Aug. 01, 2014	Jun. 09, 2014	Jun. 01, 2014	Sep. 01, 2012	Jun. 07, 2011	Jul. 10, 2009	Jul. 02, 2007	Dec. 31, 2015	Oct. 31, 2015	Jun. 30, 2014	Aug. 23, 2011	Mar. 22, 2011	Nov. 29, 2007	Jul. 20, 2007	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2012	Mar. 18, 2011	Dec. 29, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested and expected to vest																				5,860,255
Share-based compensation expense																				$ 343	$ 773	$ 567
Intrinsic value of options exercised during the period																				0	1,928	7,039
Fair value of options vested																				0	694	$ 649
Unrecognized compensation cost																				$ 0	$ 390
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																				0 years	6 months
Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						50,000
2012 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized																								6,000,000
Options granted						140,000		2,376,620						50,000
Exercise price						$ 1.045		$ 1.025
Expiration date of options	Dec. 31, 2016	Dec. 31, 2016												Jan. 31, 2016
Contract life						5 years
Granted, Weighted average grant-date fair value	$ 0.38	$ 1.67
Options vested and expected to vest														20,830
AllocatedShareBasedCompensationExpense																					$ 79
Options cancelled														29,170
Stock Issued During Period, Shares, Share-based Compensation, Gross	2,139,918	685,000
2012 stock incentive plan [Member] | Nonemployee Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
AllocatedShareBasedCompensationExpense																					$ 179
2012 stock incentive plan [Member] | Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				660,000	100,000										200,000
Exercise price				$ 1.675
Options vested and expected to vest				16,664	16,664
2012 stock incentive plan [Member] | Two Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				200,000
Exercise price			$ 1.12
Expiration date of options			Jan. 31, 2016
Options vested													3,332
Options cancelled			83,336										150,002
Unvested options			$ 166,668
2012 stock incentive plan [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				100,000
2007 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized												12,000,000														17,000,000
Options granted									1,857,538
Exercise price									$ 0.72
Contract life									5 years
Granted, Weighted average grant-date fair value							$ 0.25
2007 stock incentive plan [Member] | Options Granted on July 2009 [Member] | Exercise Price $1.15 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price							1.15
Granted, Weighted average grant-date fair value							0.22
AllocatedShareBasedCompensationExpense																							$ 686
2007 stock incentive plan [Member] | Options Granted on July 2009 [Member] | Exercise Price $1.57 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price							1.57
Granted, Weighted average grant-date fair value							$ 0.12
AllocatedShareBasedCompensationExpense																							5
2007 stock incentive plan [Member] | Options Granted on November 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
AllocatedShareBasedCompensationExpense																							$ 4
2007 and 2011 stock incentive plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																	2,180,000
Exercise price										$ 1.57						$ 1.57	$ 2.3
Granted, Weighted average grant-date fair value										$ 0.75							$ 0.53
AllocatedShareBasedCompensationExpense										$ 314
2011 stock incentive plan [Member] [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized																									2,000,000
Exercise price																$ 1.15
Granted, Weighted average grant-date fair value											$ 0.39	$ 0.21						$ 0.26	$ 0.22
AllocatedShareBasedCompensationExpense																$ 1,259
Share-based compensation expense																$ 950
2011 stock incentive plan [Member] [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life																	5 years
2011 stock incentive plan [Member] [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life																	10 years